Basis of Preparation - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 21, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Preparation
Loss for the period		$ (91,357)	$ (10,847)	$ (374,511)	$ (188,030)	$ (140,287)
Net cash (used in) provided by operating activities		(68,957)	21,500	(145,868)	(143,430)	(143,614)
Equity		79,531	$ 38,940	165,271	48,359	173,797	$ (50,484)
Cash and cash equivalents		274,978		262,581	101,757
Proceeds from issuance of share capital	$ 229,300	$ 329,300		$ 229,311	$ 12,096	$ 320,334